Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, tax (benefit) expense	$ (217)	$ (238)	$ (950)
Currency Swap
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency swaps, net of tax expense	$ 4,683	$ 0	$ 0